Inventory (Tables)	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Summary of Inventory

	October 31, 2021	October 31, 2020
	$	$
Raw material	850,416	140,419
Finished goods	347,391	39,575

	1,197,807	179,994